Liability for cash-settled share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Liability for cash-settled share-based payments
Schedule of inputs used in the measurement of the fair values at grant date and measurement date of the share-based payment arrangements

DSUs are valued using a Black - Scholes option pricing model with the following terms and assumptions:

	Measurement date	Measurement date
	31 December 2024	31 December 2023
Deferred share unit liability
Fair value	US$10.62	US$12.36
Share price	US$10.62	US$12.36
Exercise price	Nil	Nil
Expected share price volatility[1]	45%	50%
Expected remaining life	N/A	N/A
Expected dividends	Nil	Nil
Risk-free interest rate (based on government bonds)	4.57%	3.88%

1.Expected share price volatility has been based on an evaluation of the historical share price volatility of comparable companies, particularly over the historical period commensurate with the expected term.

(performance period for PSUs granted in 2023: 1 July 2023 to 30 June 2026). The vesting schedule is outlined below:

MAC’s performance relative to the peer group	% of PSUs eligible to vest

< 25th percentile	Nil
> 25th percentile	50%
> 50th percentile	100%
> 75th percentile	175%
> 90th percentile	225%

PSUs are valued using a Monte Carlo simulation with the following terms and assumptions:

	Measurement	Measurement
	date	date
	31 December	31 December
	2024	2023

Performance share unit liability
Fair value	US$12.44 - US$13.11	US$20.28
Share price	US$10.62	US$12.36
Exercise price	Nil	Nil
Expected share price volatility[1]	45%	50%
Expected remaining life[2]	1.5 - 2 years	2.5 years
Expected dividends	Nil	Nil
Risk-free interest rate (based on government bonds)	4.57%	3.88%

1.Expected share price volatility has been based on an evaluation of the historical share price volatility of comparable companies, particularly over the historical period commensurate with the expected term.

2.Expected remaining life of the instruments has been based on remaining performance period.

RSUs granted will vest as follows:

RSU length of service following grant date	RSUs eligible to vest

12 months	1/3
24 months	1/3
36 months	1/3

RSUs are valued using a Black-Scholes option pricing model with the following terms and assumptions:

	Measurement	Measurement
	date	date
	31 December	31 December
	2024	2023

Restricted share unit liability
Fair value	US$10.62	US$12.36
Share price	US$10.62	US$12.36
Exercise price	Nil	Nil
Expected share price volatility[1]	45%	50%
Expected remaining life (tranche average)[2]	0.96 years	1.46 years
Expected dividends	Nil	Nil
Risk-free interest rate (based on government bonds)	4.57%	3.88%

1.Expected share price volatility has been based on an evaluation of the historical share price volatility of comparable companies, particularly over the historical period commensurate with the expected term.

2.Expected remaining life of the instruments has been based on the average remaining life of all tranches of RSUs outstanding as at 31 December 2024.

Schedule of liabilities arising from each of the share-based payment arrangements

	31 December	31 December	31 December
US$ thousand	2024	2023	2022

Total carrying amount of liabilities for DSU	810	629	—
Total carrying amount of liabilities for PSU	1,698	664	—
Total carrying amount of liabilities for RSU	3,123	1,900	—
	5,631	3,193	—